SOI Mortgage loans on real estate by component (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans on real estate
Principal	$ 3,242,627	$ 3,356,374
Unamortized premium (discount) and fees, net	7,967	10,086
Mortgage provision allowance	(2,890)	(2,890)	$ (2,890)	$ (2,890)
Total mortgage loans	3,247,704	3,363,570
Recorded investment of the mortgage loan portfolio by risk assessment category
Recorded investment	3,250,594	3,366,460	$ 3,137,145
Mortgage loans on real estate | Performing
Recorded investment of the mortgage loan portfolio by risk assessment category
Recorded investment	3,249,129	3,366,460
Mortgage loans on real estate | Nonperforming Financial Instruments [Member]
Recorded investment of the mortgage loan portfolio by risk assessment category
Recorded investment	$ 1,465	$ 0